Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000013057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(1.75%)	0.63%	1.34%
C000013059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(0.26%)	0.50%	1.07%
C000091012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.20%	1.28%	1.65%
C000013051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.73%	1.18%	1.38%
C000091010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013052
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(0.67%)	0.90%	1.36%
C000013054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	0.95%	0.82%	1.09%
C000081647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000225142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000013046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.18%	1.11%	0.96%
C000091009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013057
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	1.29%	1.67%
Without Sales Load [Member] | C000013059
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	0.50%	1.07%
Without Sales Load [Member] | C000091012
Average Annual Return [Line Items]
Average Annual Return, Percent	1.72%	1.44%	1.82%
Without Sales Load [Member] | C000013049
Average Annual Return [Line Items]
Average Annual Return, Percent	3.59%	1.94%	1.99%
Without Sales Load [Member] | C000013051
Average Annual Return [Line Items]
Average Annual Return, Percent	2.73%	1.18%	1.38%
Without Sales Load [Member] | C000091010
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%	2.10%	2.14%
Without Sales Load [Member] | C000013052
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%	1.57%	1.70%
Without Sales Load [Member] | C000013054
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	0.82%	1.09%
Without Sales Load [Member] | C000081647
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	1.75%	1.85%
Without Sales Load [Member] | C000225142
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	1.57%	1.19%
Without Sales Load [Member] | C000013046
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	1.58%	1.19%
Without Sales Load [Member] | C000091009
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	1.73%	1.34%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.22%	1.07%	2.12%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	0.98%	1.02%	2.01%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	0.98%	1.02%	2.01%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	0.98%	1.02%	2.01%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.32%	1.30%	1.70%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.32%	1.30%	1.70%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.32%	1.30%	1.70%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.32%	1.30%	1.70%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.32%	1.30%	1.70%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	2.32%	1.30%	1.70%
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.59%	1.38%
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.59%	1.38%
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.67%	1.59%	1.38%